Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net income (loss)	$ (81,539,000)	$ (30,200,000)	$ (208,233,000)	$ (211,881,000)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	1,936,000	1,678,000	8,174,000	6,186,000
Deferred income tax provision		(4,653,000)	(8,482,000)	(56,139,000)
Impairment charges			129,400,000	118,100,000
Provision for doubtful accounts	(59,000)	563,000	292,000	707,000
Stock-based compensation expense	1,009,000	828,000	4,371,000	3,668,000
Expense related to warrant liabilities	36,505,000	13,866,000	58,686,000	4,226,000
Amortization of inventory step-up			57,000	113,000
Loss on sale of business			4,434,000
Change in fair value of contingent consideration	20,656,000	1,725,000	(55,566,000)	68,867,000
Other, net	(47,000)		70,000
Changes in assets and liabilities:
Accounts receivable	185,000	403,000	1,652,000	134,000
Inventory	(1,162,000)	(498,000)	(643,000)	(1,708,000)
Prepaid expenses and other assets	(780,000)	(2,425,000)	(5,761,000)	(564,000)
Sale of net operating losses and research and development tax credits			3,765,000
Accounts payable	85,000	(746,000)	314,000	(1,933,000)
Accrued expenses and other liabilities	(1,272,000)	(5,950,000)	184,000	3,078,000
Deferred revenue	(597,000)	(13,000)	4,093,000	353,000
Net cash used in operating activities	(25,080,000)	(25,422,000)	(63,193,000)	(66,793,000)
Cash flow from investing activities:
Capital expenditures	(1,479,000)	(3,829,000)	(27,834,000)	(31,575,000)
Proceeds from the sale of business			15,019,000
Proceeds from the sale of assets				101,000
Net cash provided by (used in) investing activities	(1,479,000)	(3,829,000)	(12,815,000)	(31,474,000)
Cash flow from financing activities:
Proceeds from issuance of Series B redeemable convertible preferred stock and warrants, net of issuance costs		102,535,000	102,535,000	119,178,000
Repurchase of common stock			(256,000)
Proceeds from the exercise of stock options		15,000	138,000	76,000
Payments of PIPE/SPAC related costs	(4,842,000)		(403,000)
Net cash (used in) provided by financing activities	(4,842,000)	102,550,000	102,014,000	119,254,000
Net Change in Cash	(31,401,000)	73,299,000	26,006,000	20,987,000
Cash, cash equivalents and restricted cash at beginning of period	69,513,000	43,507,000	43,507,000	22,520,000
Cash, cash equivalents and restricted cash at end of period	38,112,000	116,806,000	69,513,000	43,507,000
Supplemental disclosure of cash flow information:
Cash paid for income taxes			13,000	62,000
Supplemental non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	(287,000)	(1,711,000)	(806,000)	(4,517,000)
Change in PIPE/SPAC related costs captured in accounts payable and accrued expenses	1,026,000
PIPE/SPAC related costs in accounts payable and accrued expenses			(2,130,000)
Recognition of asset and financing obligation related to facility build out		(216,000)	(216,000)	(27,867,000)
Receipt of convertible note in connection with the Sanuwave Transaction			4,524,000
UltraMIST systems reclass from inventory to fixed assets		76,000	79,000	460,000
Fair value of warrants issued in connection with Series B preferred stock sale		17,954,000	17,954,000
Issuance of warrants at estimated fair value		11,988,000	11,988,000
Issuance of Series B convertible preferred stock in connection with CariCord acquisition			250,000
Fair value of acquisition-related contingent consideration				(3,574,000)
Gx Acquisition Corp [Member]
Cash flow from operating activities:
Net income (loss)	38,028,962	6,368,437	(49,260,297)	5,878,770
Adjustments to reconcile net loss to net cash used in operations:
Interest earned on marketable securities held in Trust Account	(27,883)	(1,109,075)	(1,779,071)	(3,753,411)
Change in fair value of warrant liability	(40,007,500)	(5,343,750)	46,630,000	(4,485,000)
Unrealized (gain) loss on marketable securities held in Trust Account		(429,890)	(2,236)	7,871
Deferred income tax provision	(43,700)	91,930	2,255	(1,653)
Non-cash compensation expense related to private placement warrants				280,000
Allocation of initial public offering costs to derivative liability				839,201
Changes in assets and liabilities:
Prepaid income taxes			(10,381)
Prepaid expenses	(26,254)	(26,831)	57,938	(92,150)
Accounts payable and accrued expenses	1,630,283	(143,607)	3,199,661	209,656
Income taxes payable		43,209	(18,883)	18,883
Net cash used in operating activities	(446,092)	(549,577)	(1,181,014)	(1,097,833)
Cash flow from investing activities:
Investment of cash in Trust Account			(137,500)	(287,500,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	40,050	137,500	716,203	651,000
Net cash provided by (used in) investing activities	40,050	137,500	578,703	(286,849,000)
Cash flow from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid				282,500,000
Proceeds from sale of Private Placement Warrants				7,000,000
Proceeds from promissory notes – related party	120,000			130,000
Repayment of promissory notes – related party				(280,000)
Payment of offering costs				(510,867)
Net cash (used in) provided by financing activities	120,000			288,839,133
Net Change in Cash	(286,042)	(412,077)	(602,311)	892,300
Cash – Beginning	314,696	917,007	917,007	24,707
Cash – Ending	28,654	504,930	314,696	917,007
Supplemental disclosure of cash flow information:
Cash paid for income taxes		137,500	218,653	651,000
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption	$ 82,611,901	$ 6,368,430
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption				251,393,700
Change in value of Class A common stock subject to possible redemption			(49,260,298)	7,000,055
Initial classification of warrant liability				21,655,000
Deferred underwriting fee payable				$ 10,812,500